Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (Invesco International Mutual Funds)
CIK	dei_EntityCentralIndexKey	0000880859
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Advantage International Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMGAX
Invesco Advantage International Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMGCX
Invesco Advantage International Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMGRX
Invesco Advantage International Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMGYX
Invesco Advantage International Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAGX
Invesco Advantage International Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMGIX
Asia Pacific Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIAX
Asia Pacific Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASICX
Asia Pacific Growth | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIYX
Asia Pacific Growth | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASISX
European Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDAX
European Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDCX
European Growth | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDRX
European Growth | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDYX
European Growth | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGINX
European Growth | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGSX
International Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIIEX
International Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIECX
International Growth | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIERX
International Growth | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIIYX
International Growth | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIEVX
International Growth | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGFRX
Invesco Global Focus Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLVAX
Invesco Global Focus Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLVCX
Invesco Global Focus Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLVNX
Invesco Global Focus Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLVYX
Invesco Global Focus Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFFDX
Invesco Global Focus Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLVIX
Invesco Global Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OPPAX
Invesco Global Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGLCX
Invesco Global Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGLNX
Invesco Global Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGLYX
Invesco Global Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFDDX
Invesco Global Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGLIX
Global Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGGAX
Global Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGGCX
Global Growth | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGGYX
Global Growth | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGAIX
Global Growth | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGGFX
Invesco Global Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OPGIX
Invesco Global Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGICX
Invesco Global Opportunities Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGINX
Invesco Global Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGIYX
Invesco Global Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOFFX
Invesco Global Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGIIX
International Core Equity | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBVAX
International Core Equity | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBVCX
International Core Equity | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBVYX
International Core Equity | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIBCX
International Core Equity | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBVIX
International Core Equity | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBVFX
Invesco International Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIVAX
Invesco International Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIVCX
Invesco International Equity Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIVNX
Invesco International Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIVYX
Invesco International Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INEQX
Invesco International Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIVIX
International Select Equity | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZIAX
International Select Equity | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZICX
International Select Equity | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZIRX
International Select Equity | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZIYX
International Select Equity | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZIFX
International Select Equity | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZISX
Invesco International Small-Mid Company Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSMAX
Invesco International Small-Mid Company Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSMCX
Invesco International Small-Mid Company Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSMNX
Invesco International Small-Mid Company Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSMYX
Invesco International Small-Mid Company Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INSLX
Invesco International Small-Mid Company Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSCIX
Invesco MSCI World SRI Index Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQAX
Invesco MSCI World SRI Index Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQCX
Invesco MSCI World SRI Index Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQRX
Invesco MSCI World SRI Index Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQYX
Invesco MSCI World SRI Index Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQFX
Invesco MSCI World SRI Index Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSQSX
Invesco Oppenheimer International Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIGAX
Invesco Oppenheimer International Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIGCX
Invesco Oppenheimer International Growth Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIGNX
Invesco Oppenheimer International Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIGYX
Invesco Oppenheimer International Growth Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INGFX
Invesco Oppenheimer International Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIGIX